Contents of Significant Accounts	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Contents of Significant Accounts
6.	CONTENTS OF SIGNIFICANT ACCOUNTS

(1)	Cash and Cash Equivalents

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Cash on hand	$3,717	$4,360
Checking and savings accounts	17,840,926	21,699,357
Time deposits	33,546,190	50,711,803
Repurchase agreements collateralized by government and corporate bonds	6,188,148	9,259,052

Total	$57,578,981	$81,674,572

(2)	Financial Assets at Fair Value through Profit or Loss

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Designated financial assets at fair value through profit or loss
Convertible bonds	$263,201	$213,180

Financial assets held for trading
Common stocks	425,197	434,630
Preferred stocks	189,960	228,508
Funds	50,003	—
Forward exchange contracts	543	—
Option	—	31,605

Subtotal	665,703	694,743

Total	$928,904	$907,923

Current	$714,169	$716,918
Noncurrent	214,735	191,005

Total	$928,904	$907,923

The Company has a call option, exercisable before September 2019, to acquire remaining equity interest in an existing investee from the other shareholder in the amount of approximately NT$15 billion. The change of the fair value for the call option is recorded in profit and loss.

(3)	Accounts Receivable, Net

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Accounts receivable	$24,732,207	$21,910,146
Less: allowance for sales returns and discounts	(1,744,151)	(994,151)
Less: allowance for doubtful accounts	(86,595)	(39,578)

Net	$22,901,461	$20,876,417

Aging analysis of accounts receivable, net:

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Neither past due nor impaired	$18,516,739	$15,496,207

Past due but not impaired:
≤ 30 days	3,018,482	4,268,772
31 to 60 days	630,762	444,401
61 to 90 days	513,702	138,178
91 to 120 days	183,572	124,332
≥ 121 days	38,204	404,527

Subtotal	4,384,722	5,380,210

Total	$22,901,461	$20,876,417

Movement on allowance for individually evaluated doubtful accounts:

	For the years ended December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance	$90,568	$86,595
Net charge for the period	(3,973)	(47,017)

Ending balance	$86,595	$39,578

The collection periods for third party domestic sales and third party overseas sales were month-end 30~60 days and net 30~60 days, respectively.

The impairment losses assessed individually as of December 31, 2016 and 2017 primarily resulted from the financial difficulties of the counter trading parties and the amounts recognized were the difference between the carrying amount of the accounts receivable and the present value of expected collectable amounts. The Company has no collateral with respect to those accounts receivables.

(4)	Inventories, Net

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Raw materials	$2,248,589	$2,354,410
Supplies and spare parts	2,795,371	3,007,669
Work in process	10,712,396	11,492,450
Finished goods	1,241,459	1,402,971

Total	$16,997,815	$18,257,500

a.	For the years ended December 31, 2015, 2016 and 2017, the Company recognized NT$109,782 million, NT$114,527 million and NT$118,252 million, respectively, in operating costs, of which NT$826 million, NT$2,130 million and NT$2,256 million in 2015, 2016 and 2017, respectively, were related to write-down of inventories.

b.	On February 6, 2016, an earthquake with a magnitude of 6.4 Richter struck southern Taiwan and caused financial related losses to UMC. UMC insured for losses endured due to the earthquake. As of December 31, 2016, UMC recognized losses including loss from scrapped inventory of NT$1,143 million and production line recovery expenses of NT$669 million. Furthermore, UMC received compensation from insurance claims of NT$2,646 million. The case was closed as of December 31, 2016.

c.	None of the aforementioned inventories were pledged.

(5)	Available-For-Sale Financial Assets, Non-Current

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Common stocks	$18,059,586	$17,653,513
Preferred stocks	1,203,589	1,865,410
Depositary receipts	202,979	—
Funds	949,387	1,117,409

Total	$20,415,541	$20,636,332

(6)	Financial Assets Measured at Cost, Non-Current

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Common stocks	$514,426	$473,134
Preferred stocks	2,152,297	1,657,388
Funds	93,892	87,950

Total	$2,760,615	$2,218,472

Since these financial assets mostly consist of non-publicly traded stocks and private venture funds, for which the fair values cannot be reliably measured due to lack of sufficient financial information available, the Company measures these financial assets at cost.

(7)	Investments Accounted For Under the Equity Method

a.	Details of investments accounted for under the equity method are as follows:

	As of December 31,
	2016		2017
Investee companies	Amount	Percentage of ownership or voting rights	Amount	Percentage of ownership or voting rights
	NT$		NT$
	(In Thousands)		(In Thousands)
Listed companies
FARADAY TECHNOLOGY CORP. (FARADAY) (Note A)	$1,671,902	13.94	$1,659,807	13.78
CLIENTRON CORP.	—	—	264,545	22.39
Unlisted companies
SHANDONG HUAHONG ENERGY INVEST CO., INC. (SHANDONG HUAHONG) (Note B)	—	50.00	—	50.00
WINAICO SOLAR PROJEKT 1 GMBH (Note B)	—	50.00	—	50.00
MTIC HOLDINGS PTE. LTD.	75,502	45.44	50,743	45.44
YUNG LI INVESTMENTS, INC.	174,153	45.16	42,144	45.16
WINAICO IMMOBILIEN GMBH (Note B)	—	44.78	—	44.78
UNITECH CAPITAL INC.	531,373	42.00	732,267	42.00
TRIKNIGHT CAPITAL CORPORATION	836,752	40.00	889,876	40.00
HSUN CHIEH INVESTMENT CO., LTD.	1,249,738	36.49	1,600,524	36.49
CTC CAPITAL PARTNERS I, L.P.	61,780	31.40	32	31.40
YANN YUAN INVESTMENT CO., LTD.	1,679,552	31.94	2,027,204	30.87
HSUN CHIEN CAPITAL CORPORATION	—	—	176,911	30.00
VSENSE CO., LTD.	85,719	28.63	78,294	28.63
UNITED LED CORPORATION HONG KONG LIMITED	252,853	25.14	216,707	25.14
TRANSLINK CAPITAL PARTNERS I, L.P. (Note C)	111,416	10.38	108,925	10.38
CLIENTRON CORP.	235,799	20.28	—	—
MEGA MISSION LIMITED PARTNERSHIP (MEGA) (Note D)	1,823,877	45.00	—	—
ACHIEVE MADE INTERNATIONAL LTD.	105,777	23.32	—	—
LIST EARN ENTERPRISE INC.	9,722	49.00	—	—

Total	$8,905,915		$7,847,979

Note A:	Beginning from June 2015, the Company accounts for its investment in FARADAY as an associate given the fact that the Company obtained the ability to exercise significant influence over FARADAY through representation on its Board of Directors. As a result, the investment was reclassified out of the available-for-sale category as an investment in associate accounted for under the equity method. Fair value remeasurement that was previously recognized in other comprehensive income was reclassified to profit or loss in 2015.

Note B:	SHANDONG HUAHONG, WINAICO SOLAR PROJEKT 1 GMBH and WINAICO IMMOBILIEN GMBH are joint ventures to the Company.

Note C:	The Company follows international accounting practices in equity accounting for limited partnerships and uses the equity method to account for these investees.

Note D:	The liquidation of MEGA was completed in March, 2017, and UMC has acquired cash proceeds from liquidation of investments amounted to NT$1,980 million.

The carrying amount of investments accounted for using the equity method for which there are published price quotations amounted to NT$1,672 million and NT$1,924 million, as of December 31, 2016 and 2017, respectively. The fair value of these investments were NT$1,039 million and NT$2,142 million, as of December 31, 2016 and 2017, respectively.

None of the aforementioned associates and joint ventures were pledged.

b.	Financial information of associates and joint ventures:

There is no individually significant associate or joint venture for the Company. For individually immaterial associates and joint ventures, the following tables summarize the amount recognized by the Company at its share of those associates and joint ventures separately. When an associate or a joint venture is a foreign operation, and the functional currency of the foreign entity is different from the Company, an exchange difference arising from translation of the foreign entity will be recognized in other comprehensive income (loss). Such exchange differences recognized in other comprehensive income (loss) in the financial statements for the years ended December 31, 2015, 2016 and 2017 were NT$46 million, NT$(83) million and NT$45 million, respectively, which were not included in the following table.

(i)	The aggregate amount of the Company’s share of its all individually immaterial associates that are accounted for using the equity method was as follows:

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Profit (Loss) from continuing operations	$44,834	$(270,060)	$77,589
Post-tax profit from discontinued operations	—	—	80,248
Other comprehensive income (loss)	(360,618)	(187,891)	526,773

Total comprehensive income (loss)	$(315,784)	$(457,951)	$684,610

(ii)	The aggregate amount of the Company’s share of its all individually immaterial joint ventures that are accounted for using the equity method was as follows:

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Loss from continuing operations	$(40,140)	$(45,606)	$—
Other comprehensive income (loss)	—	—	—

Total comprehensive loss	$(40,140)	$(45,606)	$—

(8)	Property, Plant and Equipment

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Land	$1,314,402	$1,314,402
Buildings	21,429,861	21,112,807
Machinery and equipment	155,539,235	160,497,062
Transportation equipment	21,958	18,751
Furniture and fixtures	1,627,959	2,038,816
Leasehold improvement	7,307	4,353
Construction in progress and equipment awaiting inspection	45,042,682	20,755,490

Net	$224,983,404	$205,741,681

Cost:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2016	$1,314,402	$31,396,873	$712,551,068	$74,251	$6,064,146	$70,431	$41,904,111	$793,375,282
Additions	—	—	—	—	—	—	83,703,970	83,703,970
Disposals	—	—	(3,976,177)	(5,237)	(51,354)	—	—	(4,032,768)
Transfers and reclassifications	—	6,020,884	81,101,146	9,981	831,465	268	(79,048,373)	8,915,371
Exchange effect	—	(375,434)	(4,233,062)	(681)	(17,300)	(1,454)	(1,511,077)	(6,139,008)

As of December 31, 2016	$1,314,402	$37,042,323	$785,442,975	$78,314	$6,826,957	$69,245	$45,048,631	$875,822,847

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$1,314,402	$37,042,323	$785,442,975	$78,314	$6,826,957	$69,245	$45,048,631	$875,822,847
Additions	—	—	—	—	—	—	31,140,639	31,140,639
Disposals	—	—	(3,200,814)	(5,774)	(40,115)	(14,785)	—	(3,261,488)
Transfers and reclassifications	—	1,479,439	55,836,583	4,268	924,252	1,534	(54,921,519)	3,324,557
Exchange effect	—	(448,102)	(11,809,825)	(1,026)	(35,296)	(3,437)	(506,312)	(12,803,998)

As of December 31, 2017	$1,314,402	$38,073,660	$826,268,919	$75,782	$7,675,798	$52,557	$20,761,439	$894,222,557

Accumulated Depreciation and Impairment:

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2016	$—	$14,125,822	$587,922,928	$56,624	$4,775,896	$60,617	$—	$606,941,887
Depreciation	—	1,514,819	47,689,725	5,264	478,775	2,452	—	49,691,035
Impairment loss	—	—	447,279	—	1,848	—	5,949	455,076
Disposals	—	—	(3,937,744)	(5,237)	(49,915)	—	—	(3,992,896)
Transfers and reclassifications	—	994	(994)	—	—	—	—	—
Exchange effect	—	(29,173)	(2,217,454)	(295)	(7,606)	(1,131)	—	(2,255,659)

As of December 31, 2016	$—	$15,612,462	$629,903,740	$56,356	$5,198,998	$61,938	$5,949	$650,839,443

	Land	Buildings	Machinery and equipment	Transportation equipment	Furniture and fixtures	Leasehold improvement	Construction in progress and equipment awaiting inspection	Total
	NT$	NT$	NT$	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$—	$15,612,462	$629,903,740	$56,356	$5,198,998	$61,938	$5,949	$650,839,443
Depreciation	—	1,492,606	48,961,521	5,639	502,971	2,383	—	50,965,120
Disposals	—	—	(3,172,320)	(5,774)	(39,914)	(12,742)	—	(3,230,750)
Transfers and reclassifications	—	—	(7,563)	1,587	5,976	—	—	—
Exchange effect	—	(144,215)	(9,913,521)	(777)	(31,049)	(3,375)	—	(10,092,937)

As of December 31, 2017	$—	$16,960,853	$665,771,857	$57,031	$5,636,982	$48,204	$5,949	$688,480,876

The thin-film solar cell and module industry has undergone challenging business conditions and experienced pricing declines indirectly due to oversupply of inventory in the silicon solar cell industry and the reductions in government supported incentives. The Company considered that the thin-film solar cell and module business had an indication of possible impairment and performed an impairment test for the CGU composed of property, plant and equipment used in the manufacturing of thin-film solar cells and modules.

In 2015, the Company determined the recoverable amount of the CGU to be NT$1,995 million on the basis of value in use, representing the present value of the future cash flows expected to be derived by the CGU, and compared it to its carrying amount. The impairment test revealed that the recoverable amount was less than the carrying amount. After considering the relevant objective evidence, the Company recorded in the net other operating income and expenses an impairment loss of NT$795 million at discount rates of 13.0% for the year ended December 31, 2015, all of which came from new business segment.

In 2016, the Company determined the recoverable amount of the CGU to be NT$1,169 million based on the fair value less costs of disposal. Its fair value measurement was classified as Level 3 of the fair value hierarchy. External independent appraisers are involved in fair value measurement using a cost method. After considering the relevant objective evidence, the key assumptions used included replacement costs, residual value and remaining useful life of the existing assets. The impairment test revealed that the recoverable amount was less than the carrying amount. The Company recorded in the net other operating income and expenses an impairment loss of NT$455 million for the year ended December 31, 2016, all of which came from new business segment.

In 2017, the Company determined that the recoverable amount based on the fair value less costs of disposal was higher than the carrying amount of the CGU and therefore there was no impairment recognized.

Please refer to Note 8 for property, plant and equipment pledged as collateral.

The amounts of total interest expense before capitalization of borrowing costs were NT$867 million, NT$1,407 million and NT$2,407 million for the years ended December 31, 2015, 2016 and 2017, respectively. Details of capitalized borrowing costs are as follows:

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Total interest capitalized	$395,569	$157,210	$—

Interest rates applied	1.35%~2.10%	1.52%~2.01%	—

(9)	Intangible Assets

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Goodwill	$15,188	$15,188
Software	470,456	410,712
Patents and technology license fees	2,390,968	2,102,561
Others	1,211,691	1,259,048

Net	$4,088,303	$3,787,509

Cost:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2016	$15,188	$652,898	$4,546,748	$3,421,557	$8,636,391
Additions	—	1,365	283,439	1,287,844	1,572,648
Disposals	—	(85,437)	—	(1,279,755)	(1,365,192)
Reclassifications	—	345,810	—	—	345,810
Exchange effect	—	(10,643)	(295,847)	(6)	(306,496)

As of December 31, 2016	$15,188	$903,993	$4,534,340	$3,429,640	$8,883,161

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$15,188	$903,993	$4,534,340	$3,429,640	$8,883,161
Additions	—	3,566	38,928	1,145,110	1,187,604
Disposals	—	(95,505)	—	(1,009,051)	(1,104,556)
Reclassifications	—	278,650	—	—	278,650
Exchange effect	—	(9,978)	114,483	6	104,511

As of December 31, 2017	$15,188	$1,080,726	$4,687,751	$3,565,705	$9,349,370

Accumulated Amortization and Impairment:

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2016	$—	$275,255	$1,675,440	$2,181,608	$4,132,303
Amortization	—	245,345	480,913	1,316,102	2,042,360
Disposals	—	(85,437)	—	(1,279,755)	(1,365,192)
Exchange effect	—	(1,626)	(12,981)	(6)	(14,613)

As of December 31, 2016	$—	$433,537	$2,143,372	$2,217,949	$4,794,858

	Goodwill	Software	Patents and technology license fees	Others	Total
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
As of January 1, 2017	$—	$433,537	$2,143,372	$2,217,949	$4,794,858
Amortization	—	337,376	483,940	1,097,754	1,919,070
Disposals	—	(95,505)	—	(1,009,051)	(1,104,556)
Exchange effect	—	(5,394)	(42,122)	5	(47,511)

As of December 31, 2017	$—	$670,014	$2,585,190	$2,306,657	$5,561,861

The amortization amounts of intangible assets are as follows:

	For the years ended December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Operating costs	$675,257	$799,215

Operating expenses	$1,367,103	$1,119,855

(10)	Short-Term Loans

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured bank loans	$20,550,801	$19,159,298
Unsecured other loans	—	6,286,242

Total	$20,550,801	$25,445,540

	For the years ended December 31,
	2015	2016	2017
Interest rates applied	0.61%~4.85%	0.51%~4.60%	0.00%~4.35%

The Company’s unused short-term lines of credit amounted to NT$47,145 million and NT$62,057 million as of December 31, 2016 and 2017, respectively.

(11)	Financial Liabilities at Fair Value through Profit or Loss, Current

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Forward exchange contracts	$60,855	$—

(12)	Bonds Payable

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Unsecured domestic bonds payable	$25,000,000	$31,200,000
Unsecured convertible bonds payable	18,196,332	18,196,332
Less: Discounts on bonds payable	(1,215,401)	(878,701)

Total	41,980,931	48,517,631
Less: Current portion	(7,499,426)	(24,841,770)

Net	$34,481,505	$23,675,861

A.	UMC issued domestic unsecured corporate bonds. The terms and conditions of the bonds were as follows:

Term	Issuance date	Issued amount	Coupon rate	Repayment
Five-year	In early June 2012	NT$7,500 million	1.43%	Interest will be paid annually and in early June 2017. The principal has been fully repaid.

Seven-year	In early June 2012	NT$2,500 million	1.63%	Interest will be paid annually and the principal will be repayable in June 2019 upon maturity.

Five-year	In mid-March 2013	NT$7,500 million	1.35%	Interest will be paid annually and the principal will be repayable in March 2018 upon maturity.
Seven-year	In mid-March 2013	NT$2,500 million	1.50%	Interest will be paid annually and the principal will be repayable in March 2020 upon maturity.
Seven-year	In mid-June 2014	NT$2,000 million	1.70%	Interest will be paid annually and the principal will be repayable in June 2021 upon maturity.
Ten-year	In mid-June 2014	NT$3,000 million	1.95%	Interest will be paid annually and the principal will be repayable in June 2024 upon maturity.
Five-year	In late March 2017	NT$6,200 million	1.15%	Interest will be paid annually and the principal will be repayable in March 2022 upon maturity.
Seven-year	In late March 2017	NT$2,100 million	1.43%	Interest will be paid annually and the principal will be repayable in March 2024 upon maturity.
Five-year	In early October 2017	NT$2,000 million	0.94%	Interest will be paid annually and the principal will be repayable in October 2022 upon maturity.
Seven-year	In early October 2017	NT$3,400 million	1.13%	Interest will be paid annually and the principal will be repayable in October 2024 upon maturity.

B.	On May 18, 2015, UMC issued SGX-ST listed currency linked zero coupon convertible bonds. The terms and conditions of the bonds were as follows:

a.	Issue Amount: US$600 million

b.	Period: May 18, 2015 ~ May 18, 2020 (Maturity date)

c.	Redemption:

i.	UMC may redeem the bonds, in whole or in part, after 3 years of the issuance and prior to the maturity date, at the principal amount of the bonds with an interest calculated at the rate of -0.25% per annum (the Early Redemption Amount) if the closing price of the ordinary shares of UMC on the TWSE, for a period of 20 out of 30 consecutive trading days, the last of which occurs not more than 5 days prior to the date upon which notice of such redemption is published, is at least 125% of the conversion price. The Early Redemption Price will be converted into NTD based on the Fixed Exchange Rate (NTD 30.708=USD 1.00), and this fixed NTD amount will be converted using the prevailing rate at the time of redemption for payment in USD.

ii.	UMC may redeem the bonds, in whole, but not in part, at the Early Redemption Amount if at least 90% in principal amount of the bonds has already been converted, redeemed or repurchased and cancelled.

iii.	UMC may redeem all, but not part, of the bonds, at the Early Redemption Amount at any time, in the event of certain changes in the R.O.C.’s tax rules which would require UMC to gross up for payments of principal, or to gross up for payments of interest or premium.

iv.	All or any portion of the bonds will be redeemable at Early Redemption Amount at the option of bondholders on May 18, 2018 at 99.25% of the principal amount.

v.	Bondholders have the right to require UMC to redeem all of the bonds at the Early Redemption Amount if UMC’s ordinary shares cease to be listed on the Taiwan Stock Exchange.

vi.	In the event that a change of control as defined in the indenture of the bonds occurs to UMC, the bondholders shall have the right to require UMC to redeem the bonds, in whole but not in part, at the Early Redemption Amount.

d.	Terms of Conversion:

i.	Underlying Securities: Ordinary shares of UMC

ii.	Conversion Period: The bonds are convertible at any time on or after June 28, 2015 and prior to May 8, 2020, into UMC ordinary shares; provided, however, that if the exercise date falls within 5 business days from the beginning of, and during, any closed period, the right of the converting holder of the bonds to vote with respect to the shares it receives will be subject to certain restrictions.

iii.	Conversion Price and Adjustment: The conversion price was originally NT$17.50 per share. The conversion price will be subject to adjustments upon the occurrence of certain events set out in the indenture. The conversion price was NT$15.4320 per share on December 31, 2017.

e.	Redemption on the Maturity Date: On the maturity date, UMC will redeem the bonds at 98.76% of the principal amount unless, prior to such date:

i.	UMC shall have redeemed the bonds at the option of UMC, or the bonds shall have been redeemed at option of the bondholder;

ii.	The bondholders shall have exercised the conversion right before maturity; or

iii.	The bonds shall have been redeemed or repurchased by UMC and cancelled.

In accordance with IAS 32, the value of the conversion right of the convertible bonds was determined at issuance and recognized in additional paid-in capital – stock options amounting to NT$1,894 million, after reduction of issuance costs amounting to NT$9 million. The effective interest rate on the liability component of the convertible bonds was determined to be 2.03%.

(13)	Long-Term Loans

a.	Details of long-term loans as of December 31, 2016 and 2017 are as follows:

	As of December 31,
Lenders	2016	2017	Redemption
	NT$	NT$
	(In Thousands)	(In Thousands)
Secured Long-Term Loan from Mega International Commercial Bank (1)	$21,916	$—	Effective August 1, 2012 to August 1, 2017. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Mega International Commercial Bank (2)	8,000	4,000	Effective November 21, 2013 to November 21, 2018. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Mega International Commercial Bank (3)	—	8,200	Effective July 3, 2017 to July 5, 2021. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (1)	17,530	—	Effective May 25, 2012 to May 25, 2017. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (2)	39,324	16,853	Effective July 10, 2013 to July 10, 2018. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (3)	14,843	10,276	Effective February 13, 2015 to February 13, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (4)	18,735	13,382	Effective April 28, 2015 to April 28, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (5)	6,441	4,724	Effective August 10, 2015 to August 10, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (6)	107,027	95,135	Effective October 19, 2015 to October 19, 2025. Interest-only payment for the first year. Principal is repaid in 37 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (7)	2,067	1,476	Effective October 28, 2015 to April 28, 2020. Interest-only payment for the first half year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Secured Long-Term Loan from Taiwan Cooperative Bank (8)	5,553	4,165	Effective November 20, 2015 to November 20, 2020. Interest-only payment for the first year. Principal is repaid in 17 quarterly payments with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (1)	1,125,000	—	Repayable quarterly from October 31, 2015 to July 31, 2017 with monthly interest payments.
Unsecured Long-Term Loan from Bank of Taiwan (2)	—	300,000	Repayable quarterly from March 23, 2019 to December 23, 2021 with monthly interest payments.
Unsecured Syndicated Loans from Bank of Taiwan and 7 others	1,385,000	1,246,500	Repayable semi-annually from February 6, 2017 to February 6, 2020 with monthly interest payments.
Unsecured Long-Term Loan from Mega International Commercial Bank	948,712	474,356	Repayable quarterly from October 4, 2015 to October 4, 2018 with monthly interest payments.
Unsecured Long-Term Loan from E. Sun Bank	222,222	—	Repayable quarterly from December 24, 2015 to December 24, 2017 with monthly interest payments.
Unsecured Long-Term Loan from Taiwan Cooperative Bank	950,000	—	Repayable quarterly from March 24, 2016 to December 24, 2017 with monthly interest payments.
Unsecured Revolving Loan from CTBC Bank (Note A)	1,000,000	—	Settlement due on January 25, 2021 with monthly interest payments.
Unsecured Revolving Loan from KGI Bank (Note B)	1,000,000	—	Settlement due on December 25, 2019 with monthly interest payments.
Secured Syndicated Loans from China Development Bank and 6 others	22,381,561	29,989,811	Effective October 20, 2016 to October 20, 2024. Interest-only payment for the first and the second year. Principal is repaid in 13 semi-annual payments with semi-annual interest payments.

Subtotal	29,253,931	32,168,878
Less: Administrative expenses from syndicated loans	(5,241)	(3,542)
Less: Current portion	(3,001,503)	(2,522,052)

Total	$26,247,187	$29,643,284

	For the years ended December 31,
	2015	2016	2017
Interest Rates	1.10%~2.95%	0.98%~4.66%	0.99%~4.66%

Note A:	UMC entered into a 5-year loan agreement with CTBC Bank, effective from January 25, 2016. The agreement offered UMC a revolving line of credit of NT$2.5 billion starting from the first use of the loan to the expiration date of the agreement, January 25, 2021. As of December 31, 2016 and 2017, the unused line of credit were NT$1.5 billion and NT$2.5 billion, respectively.

Note B:	UMC entered into a 5-year loan agreement with KGI Bank, effective from September 25, 2014. The agreement offered UMC a revolving line of credit of NT$2 billion. This line of credit will be reduced starting from the end of the second year after the first use and every twelve months thereafter, with a total of four adjustments. The expiration date of the agreement is December 25, 2019. As of December 31, 2016 and 2017, the unused line of credit were NT$0.5 billion and NT$1 billion, respectively.

b.	Please refer to Note 8 for property, plant and equipment pledged as collateral for long- term loans.
c.	In 2014, UMC resolved to provide endorsement for NEXPOWER’s syndicated loan from banks including Bank of Taiwan for the amount up to NT$1,700 million. As of December 31, 2016 and 2017, the actual amount provided were NT$1,385 million and NT$1,247 million, respectively.

d.	In 2016, HEJIAN resolved to provide endorsement for USC’s syndicated loan from banks including China Development Bank. The maximum balance for the years ended December 31, 2016 and 2017 were NT$9,471 million and NT$8,744 million. As of December 31, 2016 and 2017, the actual amount provided were NT$6,629 million and NT$6,063 million, respectively.

e.	In 2017, UMC resolved to provide endorsement for USC’s syndicated loan from banks including China Development Bank for the amount up to US$310 million. As of December 31, 2017, the actual amount provided was NT$9,093 million.

(14)	Post-Employment Benefits

a.	Defined contribution plan

The employee pension plan under the Labor Pension Act of the R.O.C. (the Act) is a defined contribution plan. Pursuant to the plan, UMC and its domestic subsidiaries make monthly contributions of 6% based on each individual employee’s salary or wage to employees’ pension accounts. Pension benefits for employees of the Singapore branch and subsidiaries overseas were provided in accordance with the local regulations. A total of NT$1,151 million, NT$1,220 million and NT$1,256 million were contributed by the Company for the years ended December 31, 2015, 2016 and 2017, respectively.

b.	Defined benefit plan

The employee pension plan mandated by the Labor Standards Act of the R.O.C. is a defined benefit plan. The pension benefits are disbursed based on the units of service years and average monthly salary prior to retirement according to the Labor Standards Act. Two units per year are awarded for the first 15 years of services while one unit per year is awarded after the completion of the 15th year and the total units will not exceed 45 units. The Company contributes an amount equivalent to 2% of the employees’ total salaries and wages on a monthly basis to the pension fund deposited with the Bank of Taiwan under the name of a pension fund supervisory committee. The pension fund is managed by the government’s designated authorities and therefore is not included in the Company’s consolidated financial statements. For the years ended December 31, 2015, 2016 and 2017, total pension expenses of NT$111 million, NT$94 million and NT$80 million, respectively, were recognized by the Company.

i.	Movements in present value of defined benefit obligation during the year:

	For the years ended December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Defined benefit obligation at beginning of year	$(5,386,355)	$(5,482,265)
Items recognized as profit or loss:
Service cost	(27,368)	(24,130)
Interest cost	(91,568)	(76,761)

Subtotal	(118,936)	(100,891)

Remeasurements recognized in other comprehensive income (loss):
Arising from changes in demographic assumptions	(105,542)	—
Arising from changes in financial assumptions	(42,256)	(183,433)
Experience adjustments	85,962	13,233

Subtotal	(61,836)	(170,200)

Benefits paid	84,862	81,204
Other	—	1,094

Defined benefit obligation at end of year	$(5,482,265)	$(5,671,058)

ii.	Movements in fair value of plan assets during the year:

	For the years ended December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance of fair value of plan assets	$1,495,554	$1,513,371
Items recognized as profit or loss:
Interest income on plan assets	25,424	21,187
Contribution by employer	91,312	93,466
Payment of benefit obligation	(84,862)	(81,204)
Remeasurements recognized in other comprehensive income (loss):
Return on plan assets, excluding amounts included in interest income	(14,057)	(13,986)
Other	—	(295)

Fair value of plan assets at end of year	$1,513,371	$1,532,539

The actual returns on plan assets of the Company for the years ended December 31, 2016 and 2017 were NT$11 million and NT$7 million, respectively.

iii.	The defined benefit plan recognized on the consolidated balance sheets are as follows:

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Present value of the defined benefit obligation	$(5,482,265)	$(5,671,058)
Fair value of plan assets	1,513,371	1,532,539

Funded status	(3,968,894)	(4,138,519)

Net defined benefit liabilities, noncurrent recognized on the consolidated balance sheets	$(3,968,894)	$(4,138,519)

iv.	The major categories of plan assets as a percentage of the fair value of the total plan assets are as follows:

	As of December 31,
	2016	2017
Cash	21%	25%
Equity instruments	45%	43%
Debt instruments	27%	26%
Others	7%	6%

Employee pension fund is deposited under a trust administered by the Bank of Taiwan. The overall expected rate of return on assets is determined based on historical trend and actuaries’ expectations on the assets’ returns in the market over the obligation period. Furthermore, the utilization of the fund is determined by the labor pension fund supervisory committee, which also guarantees the minimum earnings to be no less than the earnings attainable from interest rates offered by local banks for two-year time deposits.

v.	The principal underlying actuarial assumptions are as follows:

	As of December 31,
	2016	2017
Discount rate	1.40%	1.08%
Rate of future salary increase	3.50%	3.50%

vi.	Expected future benefit payments are as follows:

Year	As of December 31, 2017
NT$
(In Thousands)
2018	$173,640
2019	173,346
2020	207,262
2021	253,376
2022	308,549
2023 and thereafter	5,238,631

Total	$6,354,804

The Company expects to make pension fund contribution of NT$94 million in 2018. The weighted-average durations of the defined benefit obligation are 12 years and 11 years as of December 31, 2016 and 2017, respectively.

vii.	Sensitivity analysis:

As of December 31, 2016
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Decrease (increase) in defined benefit obligation	$290,068	$(311,920)	$(276,029)	$260,500

As of December 31, 2017
	Discount rate		Rate of future salary increase
	0.5% increase	0.5% decrease	0.5% increase	0.5% decrease
	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Decrease (increase) in defined benefit obligation	$283,095	$(303,570)	$(266,069)	$251,815

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the net defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting period.

(15)	Deferred Government Grants

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Beginning balance	$295,133	$9,297,371
Arising during the period	9,566,327	6,755,920
Recorded in profit or loss:
Other operating income	(118,757)	(1,469,616)
Exchange effect	(445,332)	11,871

Ending balance	$9,297,371	$14,595,546

Current	$888,921	$2,821,467
Noncurrent	8,408,450	11,774,079

Total	$9,297,371	$14,595,546

The significant government grants related to equipment acquisitions received by the Company are amortized as income over the useful lives of related equipment, and recorded in the net other operating income and expenses.

(16)	Equity

a.	Capital stock:

i.	UMC had 26,000 million common shares authorized to be issued as of December 31, 2016 and 2017, of which 12,624 million shares were issued as of December 31, 2016 and 2017, each at a par value of NT$10.

ii.	UMC had 151 million and 144 million ADSs, which were traded on the NYSE as of December 31, 2016 and 2017, respectively. The total number of common shares of UMC represented by all issued ADSs were 754 million shares and 721 million shares as of December 31, 2016 and 2017, respectively. One ADS represents five common shares.

iii.	On June 15, 2016, UMC cancelled 134 million shares of treasury stock, which were repurchased during the periods from March 15 to May 6, 2013, for the purpose of transferring to employees.

b.	Treasury stock:

i.	UMC carried out treasury stock program and repurchased its shares from the centralized securities exchange market. The purpose for repurchase, and changes in treasury stock during the years ended December 31, 2016 and 2017 are as follows:

For the year ended December 31, 2016 (In thousands of shares)

Purpose	As of January 1, 2016	Increase	Decrease	As of December 31, 2016
For transfer to employees	333,814	200,000	133,814	400,000

For the year ended December 31, 2017 (In thousands of shares)

Purpose	As of January 1, 2017	Increase	Decrease	As of December 31, 2017
For transfer to employees	400,000	—	—	400,000

ii.	According to the Securities and Exchange Law of the R.O.C., the total shares of treasury stock shall not exceed 10% of UMC’s issued stock, and the total purchase amount shall not exceed the sum of the retained earnings, additional paid-in capital-premiums and realized additional paid-in capital. As of December 31, 2016 and 2017, the treasury stock held by UMC did not exceed the threshold.

iii.	In compliance with Securities and Exchange Law of the R.O.C., treasury stock held by the parent company should not be pledged, nor should it be entitled to voting rights or receiving dividends. Stock held by subsidiaries and associates is treated as treasury stock. According to the Company Act of R.O.C., these subsidiaries have the same rights as other stockholders except for subscription to new stock issuance and voting rights.

iv.	As of December 31, 2016 and 2017, UMC’s subsidiary, FORTUNE VENTURE CAPITAL CORP., held 16 million shares of UMC’s stock, while UMC’s associate, HSUN CHIEH INVESTMENT CO., LTD., held 441 million shares of UMC’s stock and UMC’s associate, YANN YUAN INVESTMENT CO., LTD., respectively held 165 million shares and 172 million shares of UMC’s stock. All of them held UMC’s stock as available-for-sale financial assets. The closing prices of UMC’s stock on December 31, 2016 and 2017 were NT$11.40 and NT$14.20, respectively.

c.	Retained earnings and dividend policies:

According to UMC’s amended Articles of Incorporation, current year’s earnings, if any, shall be distributed in the following order:

i.	Payment of taxes.

ii.	Making up loss for preceding years.

iii.	Setting aside 10% for legal reserve, except for when accumulated legal reserve has reached UMC’s paid-in capital.

iv.	Appropriating or reversing special reserve by government officials or other regulations.

v.	The remaining, plus the previous year’s unappropriated earnings, shall be distributed according to the distribution plan proposed by the Board of Directors according to the dividend policy and submitted to the stockholders’ meeting for approval.

Because UMC conducts business in a capital intensive industry and continues to operate in its growth phase, the dividend policy of UMC shall be determined pursuant to factors such as the investment environment, its funding requirements, domestic and overseas competitive landscape and its capital expenditure forecast, as well as stockholders’ interest, balancing dividends and UMC’s long-term financial planning. The Board of Directors shall propose the distribution plan and submit it to the stockholders’ meeting every year. The distribution of stockholders’ dividend shall be allocated as cash dividend in the range of 20% to 100%, and stock dividend in the range of 0% to 80%.

According to the regulations of Taiwan Financial Supervisory Commission (FSC), UMC is required to appropriate a special reserve in the amount equal to the sum of debit elements under equity, such as unrealized loss on financial instruments and debit balance of exchange differences on translation of foreign operations, at every year-end. Such special reserve is prohibited from distribution. However, if any of the debit elements is reversed, the special reserve in the amount equal to the reversal may be released for earnings distribution or offsetting accumulated deficits.

The distribution of earnings for 2016 was approved by the stockholders’ meeting held on June 8, 2017, while the distribution of earnings for 2017 was approved by the Board of Directors’ meeting on March 7, 2018. The details of distribution are as follows:

	Appropriation of earnings (in thousand NT dollars)		Cash dividend per share (NT dollars)
	2016	2017	2016	2017
Legal reserve	$831,566	$962,873
Cash dividends	6,112,159	8,557,023	$0.50	$0.70

The aforementioned 2016 distribution approved by stockholders’ meeting was consistent with the resolutions of meeting of Board of Directors held on February 22, 2017.

The appropriation of 2017 unappropriated retained earnings has not yet been approved by the stockholder’s meeting as of the reporting date. Information relevant to the Board of Directors’ recommendations and stockholders’ approval can be obtained from the “Market Observation Post System” on the website of the TWSE.

Please refer to Note 6(19) for information on the employees’ compensation and remuneration to directors.

d.	Non-controlling interests:

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Beginning balance	$3,849,798	$2,027,065	$2,161,729
Attributable to non-controlling interests:
Net loss	(612,973)	(4,452,585)	(2,997,469)
Other comprehensive income (loss)	(62,114)	(32,318)	(111,601)
Changes in subsidiaries’ ownership	(1,047,246)	567,073	(999,151)
Effect of deconsolidation of subsidiaries	(100,400)	—	—
Derecognition of the non-controlling interests	—	4,052,494	2,903,300

Ending balance	$2,027,065	$2,161,729	$956,808

(17)	Employee Stock Options

On May 12, 2009, the Company was authorized by the Securities and Futures Bureau of FSC, to issue employee stock options with a total number of 500 million units each. Each unit entitled an optionee to subscribe to 1 share of the Company’s common stock. Settlement upon the exercise of the options would be made through the issuance of new shares by the Company. The exercise prices of the options were set at the closing prices of the Company’s common stock on the dates of grant. The contractual lives were 6 years and an optionee might exercise the options in accordance with certain schedules as prescribed by the plans after 2 years from the dates of grant. All employee stock options expired on June 18, 2015.

A summary of the Company’s stock option plan and related information for the year ended December 31, 2015 is as follows:

For the year ended December 31, 2015

	Options (in thousands)	Shares available to option holders (in thousands)	Weighted - average exercise price per share (NTD)
Outstanding at beginning of period	48,729	48,729	$10.40
Exercised	(27,828)	(27,828)	$10.40
Forfeited	(469)	(469)	$10.40
Expired	(20,432)	(20,432)	$10.40

Outstanding at end of period	—	—	$10.40

Exercisable at end of period	—	—	$10.40

The weighted-average share price at the date of exercise of employee stock options for the year ended December 31, 2015 was NT$14.95. The compensation expenses for the year ended December 31, 2015 was NT$1 million.

(18)	Operating Revenues

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net sales
Sale of goods	$140,640,738	$142,816,919	$142,957,544
Other operating revenues
Royalty	18,616	11,757	6,817
Mask tooling	3,424,335	3,676,365	3,334,844
Others	746,732	1,365,083	2,985,501

Net operating revenues	$144,830,421	$147,870,124	$149,284,706

(19)	Operating Costs and Expenses

The Company’s employee benefit, depreciation and amortization expenses are summarized as follows:

	For the years ended December 31,
	2015			2016			2017
	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total	Operating costs	Operating expenses	Total
	NT$			NT$			NT$
	(In Thousands)			(In Thousands)			(In Thousands)
Employee benefit expenses
Salaries	$14,756,493	$6,141,982	$20,898,475	$14,839,388	$6,781,877	$21,621,265	$16,676,560	$7,045,487	$23,722,047
Labor and health insurance	820,037	340,102	1,160,139	802,913	351,873	1,154,786	878,576	376,523	1,255,099
Pension	943,297	319,414	1,262,711	965,494	347,871	1,313,365	1,008,121	327,454	1,335,575
Other employee benefit expenses	229,491	101,950	331,441	231,270	90,402	321,672	259,701	118,422	378,123
Depreciation	41,022,028	2,381,481	43,403,509	46,805,589	2,790,138	49,595,727	47,820,812	3,003,855	50,824,667
Amortization	654,711	1,344,390	1,999,101	790,206	1,502,360	2,292,566	911,563	1,222,163	2,133,726

In consideration of the revision of the Company Act in May 2015, the stockholders’ meeting resolved the amendment of UMC’s Articles of Incorporation on June 7, 2016. According to the amendment of UMC’s Articles of Incorporation, the employees’ compensation and directors’ remuneration shall be distributed in the following order:

UMC shall allocate no less than 5% of profit as employees’ compensation and no more than 0.1% of profit as directors’ compensation for each profitable fiscal year after offsetting any cumulative losses. The aforementioned employees’ compensation will be distributed in shares or cash. The employees of UMC’s subsidiaries who fulfill specific requirements stipulated by the Board of Directors may be granted such compensation. Directors may only receive compensation in cash. UMC may, by a resolution adopted by a majority vote at a meeting of the Board of Directors attended by two-thirds of the total number of directors, distribute the aforementioned employees’ and director’s compensation and report to the stockholders’ meeting for such distribution.

The distributions of employees’ compensation and remuneration to directors for 2015 have complied with the aforementioned amendment of the UMC’s articles.

The Company estimates the amounts of the employees’ compensation and remuneration to directors and recognizes them in the profit or loss during the periods when earned for the years ended December 31, 2015, 2016 and 2017. The Board of Directors estimated the amount by taking into consideration the Articles of Incorporation, government regulations and industry averages. If the Board of Directors resolves to distribute employee compensation through stock, the number of stock distributed is calculated based on total employee compensation divided by the closing price of the day before the Board of Directors meeting. If the Board of Directors subsequently modifies the estimates significantly, the Company will recognize the change as an adjustment in the profit or loss in the subsequent period. The difference between the estimation and the resolution of the stockholders’ meeting will be recognized in profit or loss in the subsequent year.

The distributions of employees’ compensation and remuneration to directors for 2015 and 2016 were reported to the stockholders’ meeting on June 7, 2016 and June 8, 2017, respectively, while the distributions of employees’ compensation and remuneration to directors for 2017 were approved by the Board of Directors’ meeting on March 7, 2018. The details of distribution are as follows:

	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Employees’ compensation – Cash	$1,131,180	$930,551	$1,032,324
Directors’ remuneration	12,086	9,714	11,452

The aforementioned 2015 and 2016 employees’ compensation and remuneration to directors reported during the stockholders’ meeting were consistent with the resolutions of meeting of Board of Directors held on March 16, 2016 and February 22, 2017, respectively.

Information relevant to the aforementioned employees’ compensation and remuneration to directors can be obtained from the “Market Observation Post System” on the website of the TWSE.

(20)	Net Other Operating Income and Expenses

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net rental loss from property	$(84,492)	$(141,773)	$(178,192)
Gain on disposal of property, plant and equipment	97,366	73,014	82,397
Impairment loss of property, plant and equipment	(1,021,010)	(455,076)	—
Government grants	—	243,150	1,710,176
Others	44,402	17,560	39,314

Total	$(963,734)	$(263,125)	$1,653,695

(21)	Non-Operating Income and Expenses

a.	Other income

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest income
Bank deposits	$313,620	$260,582	$327,602
Others	42,464	33,208	25,557
Dividend income	692,858	606,193	522,428

Total	$1,048,942	$899,983	$875,587

b.	Other gains and losses

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Gain on valuation of financial assets and liabilities at fair value through profit or loss:
Designated financial assets at fair value through profit or loss	$8,462	$—	$—
Financial assets held for trading	—	60,821	198,974
Forward exchange contract	—	93,781	379,650
Option	—	—	31,605
Loss on valuation of financial assets and liabilities at fair value through profit or loss:
Designated financial assets at fair value through profit or loss	—	(3,832)	(11,959)
Financial assets held for trading	(21,020)	—	—
Forward exchange contract	(81,895)	—	—
Impairment loss:
Investments accounted for under the equity method	—	(837,153)	—
Available-for-sale financial assets, noncurrent	(1,238,932)	(492,140)	(664,948)
Financial assets measured at cost, noncurrent	(6,559)	(293,205)	(285,387)
Gain on disposal of investments	2,517,137	2,097,818	1,269,369
Others	756,666	233,310	76,788

Total	$1,933,859	$859,400	$994,092

c.	Finance costs

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Interest expenses
Bonds payable	$290,132	$595,311	$763,124
Bank loans	180,068	654,181	1,563,590
Others	110	91	80,158
Financial expenses	53,555	164,720	88,290

Total	$523,865	$1,414,303	$2,495,162

(22)	Components of Other Comprehensive Income (Loss)

	For the year ended December 31, 2015
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(40,200)	$—	$(40,200)	$6,809	$(33,391)
Share of remeasurements of defined benefit plans of associates and joint ventures	(1,831)	—	(1,831)	—	(1,831)
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	2,784,800	—	2,784,800	(21,026)	2,763,774
Unrealized gain (loss) on available-for-sale financial assets	(2,843,916)	(916,291)	(3,760,207)	281,203	(3,479,004)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(276,994)	677	(276,317)	(37,850)	(314,167)

Total other comprehensive income (loss)	$(378,141)	$(915,614)	$(1,293,755)	$229,136	$(1,064,619)

	For the year ended December 31, 2016
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(75,893)	$—	$(75,893)	$12,899	$(62,994)
Share of remeasurements of defined benefit plans of associates and joint ventures	2,459	—	2,459	—	2,459
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(1,815,947)	—	(1,815,947)	(620)	(1,816,567)
Unrealized gain (loss) on available-for-sale financial assets	(287,866)	(1,681,770)	(1,969,636)	95,705	(1,873,931)
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(331,615)	—	(331,615)	58,577	(273,038)

Total other comprehensive income (loss)	$(2,508,862)	$(1,681,770)	$(4,190,632)	$166,561	$(4,024,071)

	For the year ended December 31, 2017
	Arising during the period	Reclassification adjustments during the period	Other comprehensive income (loss), before tax	Income tax effect	Other comprehensive income (loss), net of tax
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Items that will not be reclassified subsequently to profit or loss:
Remeasurements of defined benefit pension plans	$(184,186)	$—	$(184,186)	$31,311	$(152,875)
Share of remeasurements of defined benefit plans of associates and joint ventures	1,221	—	1,221	—	1,221
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	(5,975,203)	—	(5,975,203)	59,838	(5,915,365)
Unrealized gain (loss) on available-for-sale financial assets	1,224,344	(642,905)	581,439	100,059	681,498
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	604,675	102,302	706,977	(135,989)	570,988

Total other comprehensive income (loss)	$(4,329,149)	$(540,603)	$(4,869,752)	$55,219	$(4,814,533)

(23)	Income Tax

a.	The major components of income tax expense for the years ended December 31, 2015, 2016 and 2017 were as follows:

i.	Income tax expense recorded in profit or loss

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Current income tax expense (benefit):
Current income tax charge	$2,081,552	$3,502,195	$2,467,004
Adjustments in respect of current income tax of prior periods	(154,769)	(424,939)	(364,951)
Deferred income tax expense (benefit):
Deferred income tax related to origination and reversal of temporary differences	(1,431,680)	(2,770,767)	(1,033,142)
Deferred income tax related to recognition and derecognition of tax losses and unused tax credits	654,065	(54,519)	(2,016,726)
Deferred income tax related to changes in tax rates	—	—	12,477
Adjustment of prior year’s deferred income tax	(1,690)	53,322	9,233
Deferred income tax arising from write-down or reversal of write-down of deferred tax assets	(119,978)	247,232	1,918,586

Income tax expense recorded in profit or loss	$1,027,500	$552,524	$992,481

ii.	Income tax related to components of other comprehensive income (loss)

Items that will not be reclassified:

	For the years ended December 31,
	2015	2016	2017
	NT$ (In Thousands)	NT$ (In Thousands)	NT$ (In Thousands)
Remeasurements of defined benefit pension plans	$6,809	$12,899	$31,311

Items that may be reclassified subsequently to profit or loss:

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Exchange differences on translation of foreign operations	$(21,026)	$(620)	$59,838
Unrealized loss (gain) on available-for-sale financial assets	281,203	95,705	100,059
Share of other comprehensive income (loss) of associates and joint ventures which may be reclassified subsequently to profit or loss	(37,850)	58,577	(135,989)

Income tax related to items that may be reclassified subsequently to profit or loss	$222,327	$153,662	$23,908

iii.	Deferred income tax recognized directly to equity

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Temporary differences arising from the initial recognition of the equity component separately from the liability component	$(322,001)	$—	$—
Adjustments of changes in net assets of associates and joint ventures accounted for using equity method	1,040	1,608	227

Income tax recognized directly to equity	$(320,961)	$1,608	$227

b.	A reconciliation between income tax expense and income before tax at UMC’s applicable tax rate was as follows:

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Income before tax	$13,668,598	$4,721,086	$7,671,710

At UMC’s statutory income tax rate of 17%	2,323,662	802,584	1,304,191
Adjustments in respect of current income tax of prior periods	(154,769)	(424,939)	(364,951)
Net change in loss carry-forward and investment tax credits	705,857	1,327,716	564,742
Adjustment of deferred tax assets/liabilities for write-downs/reversals and different jurisdictional tax rates	11,421	253,100	330,228
Tax effect of non-taxable income and non-deductible expenses:
Tax exempt income	(1,649,709)	(1,707,646)	(1,549,018)
Investment gain	(1,196,376)	(658,375)	(639,979)
Dividend income	(90,201)	(88,518)	(83,154)
Others	354,485	254,903	259,590
Basic tax	—	70,316	33,207
Estimated 10% income tax on unappropriated earnings	344,932	(299,338)	38,069
Deferred income tax related to changes in tax rates	—	—	12,477
Effect of different tax rates applicable to UMC and its subsidiaries	(6,225)	(13,103)	(21,615)
Taxes withheld in other jurisdictions	16,629	753,752	868,106
Others	367,794	282,072	240,588

Income tax expense recorded in profit or loss	$1,027,500	$552,524	$992,481

c.	Significant components of deferred income tax assets and liabilities were as follows:

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Deferred income tax assets
Depreciation	$2,147,042	$2,064,726
Loss carry-forward	842	425,247
Pension	668,950	697,478
Allowance for sales returns and discounts	294,510	171,213
Allowance for inventory valuation losses	333,472	365,658
Investment loss	231,299	262,346
Unrealized profit on intercompany sales	856,304	1,626,072
Deferred revenue	401,790	452,907
Others	88,186	50,482

Total deferred income tax assets	5,022,395	6,116,129

Deferred income tax liabilities
Unrealized exchange gain	(395,723)	(348,198)
Depreciation	(277,365)	(306,472)
Investment gain	(1,095,682)	(1,139,940)
Convertible bond option	(232,831)	(176,361)
Amortizable assets	(393,578)	(353,477)
Others	(2,617)	(2,775)

Total deferred income tax liabilities	(2,397,796)	(2,327,223)

Net deferred income tax assets	$2,624,599	$3,788,906

d.	Movement of deferred tax

	For the years ended December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Balance at January 1	$(62,858)	$2,624,599
Amounts recognized in profit or loss during the period	2,524,732	1,109,572
Amounts recognized in other comprehensive income	166,561	55,219
Amounts recognized in equity	1,608	227
Exchange adjustments	(5,444)	(711)

Balance at December 31	$2,624,599	$3,788,906

e.	The Company is subject to taxation in Taiwan and other foreign jurisdictions. As of December 31, 2017, income tax returns of UMC and its subsidiaries in Taiwan have been examined by the tax authorities through 2014, while in other foreign jurisdictions, relevant tax authorities have completed the examination through 2009.

f.	UMC was granted income tax exemption for several periods with respect to income derived from the expansion of operations. The income tax exemption will expire on December 31, 2020.

g.	The information of the unused tax loss carry-forward for which no deferred income tax assets have been recognized was as follows:

	As of December 31,
	2016	2017
	NT$	NT$
Expiry period	(In Thousands)	(In Thousands)
1-5 years	$8,073,715	$14,881,800
6-10 years	15,772,910	15,055,903
more than 10 years	4,856	5,105

Total	$23,851,481	$29,942,808

h.	As of December 31, 2016 and 2017, deductible temporary differences for which no deferred income tax assets have been recognized amounted to NT$4,965 million and NT$7,141 million, respectively.

i.	Imputation credit information

	As of December 31,
	2016	2017
	NT$	NT$
	(In Thousands)	(In Thousands)
Balances of imputation credit amounts	$3,850,306	$3,409,988

The actual creditable ratio for 2016 was 10.61%. According to the Article 66-6 of Income Tax Act, the imputation credit ratio for the earnings of 2016 distributed to individual stockholders residing in R.O.C. is half of the original ratio. On January 18, 2018, the Legislative Yuan passed the amendments to the Income Tax Act that abolished the imputation tax scheme under the integrated income tax system. The balance of the imputation credit account as of December 31, 2017 is only for reference.

j.	UMC’s earnings generated in and prior to the year ended December 31, 1997 have been fully appropriated.

k.	As of December 31, 2016 and 2017, the taxable temporary differences of unrecognized deferred tax liabilities associated with investments in subsidiaries amounted to NT$9,869 million and NT$9,289 million, respectively.

(24)	Earnings Per Share

a.	Earnings per share-basic

Basic earnings per share amounts are calculated by dividing the net income for the year attributable to ordinary equity holders of the parent company by the weighted-average number of ordinary shares outstanding during the year. The reciprocal stockholdings held by subsidiaries and associates are deducted from the computation of weighted-average number of shares outstanding.

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$13,254,071	$8,621,147	$9,676,698

Weighted-average number of ordinary shares for basic earnings per share (thousand shares)	12,336,388	12,098,826	11,994,760

Earnings per share-basic (NTD)	$1.07	$0.71	$0.81

b.	Earnings per share-diluted

Diluted earnings per share is calculated by taking basic earnings per share plus the effect of additional common shares that would have been outstanding if the dilutive share equivalents had been issued. The net income attributable to ordinary equity holders of the parent company would be also adjusted for the interest and other income or expenses derived from any underlying dilutive share equivalents, such as convertible bonds. For employees’ compensation that may be distributed in shares, the number of shares to be distributed is taken into consideration assuming the distribution will be made entirely in shares when calculating diluted earnings per share.

	For the years ended December 31,
	2015	2016	2017
	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)
Net income attributable to the parent company	$13,254,071	$8,621,147	$9,676,698
Effect of dilution
Unsecured convertible bonds	172,592	282,325	288,091

Income attributable to stockholders of the parent	$13,426,663	$8,903,472	$9,964,789

Weighted-average number of common stocks for basic earnings per share (thousand shares)	12,336,388	12,098,826	11,994,760
Effect of dilution
Employees’ compensation	143,726	99,122	83,981
Employee stock options	3,199	—	—
Unsecured convertible bonds	687,493	1,152,306	1,193,935

Weighted-average number of common stocks after dilution (thousand shares)	13,170,806	13,350,254	13,272,676

Diluted earnings per share (NTD)	$1.02	$0.67	$0.75

(25)	Deconsolidation of Subsidiary

TOPCELL SOLAR INTERNATIONAL CO., LTD. (TOPCELL)

In order to integrate resources and reduce operating cost by improving operating performance and expanding economies of scale, TOPCELL’s Board of Directors (TOPCELL, one of the Company’s subsidiaries) resolved to offer a merger with MOTECH INDUSTRIES, INC. (MOTECH) on December 26, 2014. Six shares of TOPCELL were exchanged for one share of MOTECH. MOTECH was the surviving company. On June 1, 2015, the Company derecognized the related assets and liabilities.

a.	TOPCELL’s derecognized assets and liabilities mainly consisted of:

NT$ (In Thousands)
Assets
Cash and cash equivalents	$834,955
Notes and accounts receivable	855,927
Other receivables	60,638
Inventories	495,726
Prepayments	231,288
Property, plant and equipment	3,862,129
Others	106,714

6,447,377

Liabilities
Short-term loans	(3,488,700)
Notes and accounts payable	(409,244)
Other payables	(197,259)
Payables on equipment	(127,297)
Current portion of long-term liabilities	(810,878)
Other current liabilities	(10,107)
Long-term loans	(176,470)

(5,219,955)

Net carrying amount of the disposal group	$1,227,422

b.	Consideration received and gain recognized from the transaction:

NT$ (In Thousands)
Stock received — MOTECH	$1,495,023
Less: Net assets of the subsidiary deconsolidated	(1,227,422)
Add: Non-controlling interests	100,400
Less: Goodwill	(43,072)

Gain on disposal of the shares of subsidiary	$324,929

Gain on disposal of the shares of subsidiary for the year ended December 31, 2015 was recognized as other gains and losses in the consolidated statement of comprehensive income.

c.	Analysis of net cash outflow arising from deconsolidation of the subsidiary:

NT$ (In Thousands)
Cash received	$—
Net cash of subsidiary derecognized	(834,955)

Net cash outflow from deconsolidation	$(834,955)

(26)	Reconciliation of Liabilities Arising from Financing Activities

	As of December 31, 2016	Cash Flows	Non-cash changes		As of December 31, 2017
			Foreign exchange	Other (Note)
	NT$	NT$	NT$	NT$	NT$
	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)	(In Thousands)
Short-term loans	$20,550,801	$5,878,717	$(1,064,017)	$80,039	$25,445,540
Long-term loans (current portion included)	29,248,690	4,398,112	(1,483,165)	1,699	32,165,336
Bonds payable (current portion included)	41,980,931	6,184,215	—	352,485	48,517,631
Guarantee deposits (current portion included)	491,089	110,363	(36,876)	—	564,576
Other financial liabilities-noncurrent	20,311,688	—	(195,611)	370,042	20,486,119

Note:	Other non-cash changes mainly consisted of amortization of short-term loans, bonds payable and other financial liabilities-noncurrent using the effective interest method.